Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Class of Stock [Line Items]
Shares issued price per share | (per share)	$ 0.24	$ 0.30
Debt settlement, per share price | (per share)	$ 0.45	0.57
Non-brokered Shares [Member]
Class of Stock [Line Items]
Shares issued price per share		0.30
Contractor Shares [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 0.30